NON-CONTROLLING INTEREST	6 Months Ended
Sep. 30, 2021
NON-CONTROLLING INTEREST

NOTE 21. NON-CONTROLLING INTEREST

(In thousands)	PGL	SalvaRx	iOx	Saugatuck	Total
Non-controlling interest as of April 1, 2021	$–	$–	$46,173	$(20)	$46,153
Share-based compensation expense	–	–	161	–	161
Exchange of notes payable, accrued interest and warrants for iOx shares	–	–	184	–	184
Net (loss) attributable to non-controlling interest	–	–	(20)	(39)	(59)
Non-controlling interest as of September 30, 2021	$–	$–	$46,498	$(59)	$46,439

(In thousands)	PGL	SalvaRx	iOx	Saugatuck	Total
Non-controlling interest as of April 1, 2020	$(81)	$2,451	$46,712	$28	$49,110
Share-based compensation expense	–	–	529	–	529
Exchange of SalvaRx warrants for Portage warrants in SalvaRx Note settlement	–	(2,451)	–	–	(2,451)
Net loss attributable to non-controlling interest	–	–	(165)	(28)	(193)
Non-controlling interest as of September 30, 2020	$(81)	$–	$47,076	$–	$46,995

On September 8, 2021, the Company, through SalvaRx, completed a settlement of loans (including interest) to and receivables from iOx for services rendered in exchange for 23,772 ordinary shares of iOx at a price of £162. See Note 12, “Unsecured Notes Payable – iOx Unsecured Notes Payable” for a further discussion.